Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000216362 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon US Large Cap Core Equity ETF
Class Name	BNY Mellon US Large Cap Core Equity ETF
Trading Symbol	BKLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon US Large Cap Core Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Large Cap Core Equity ETF	$0	0.00%*
*	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Net Assets	$ 5,276,000,000
Holdings Count | Holding	508
Investment Company Portfolio Turnover	1.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$5,276	508	1.91%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  On May 19, 2026, BNY Mellon ETF Investment Adviser, LLC, the Fund’s Adviser, announced the Fund will undergo a forward share split at a ratio of 3-for-1. The share split will apply to shareholders of record as of the close of business on July 16, 2026 and will be payable after the close of business on July 17, 2026. Shares of the Fund will begin trading at their post-split price on July 20, 2026. A shareholder’s total investment value will not be affected by the share split.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
C000216369 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield ETF
Class Name	BNY Mellon High Yield ETF
Trading Symbol	BKHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon High Yield ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon High Yield ETF	$11	0.22%*
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[2]
Net Assets	$ 148,000,000
Holdings Count | Holding	1,644
Investment Company Portfolio Turnover	37.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$148	1,644	37.49%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/26 ) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%. Sector Allocation (Based on Net Assets)
C000230859 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Concentrated International ETF
Class Name	BNY Mellon Concentrated International ETF
Trading Symbol	BKCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Concentrated International ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated International ETF*	$33	0.65%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 33	[3]
Expense Ratio, Percent	0.65%	[3],[4]
Net Assets	$ 132,000,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$132	29	7.96%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000216366 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Emerging Markets Equity ETF
Class Name	BNY Mellon Emerging Markets Equity ETF
Trading Symbol	BKEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Emerging Markets Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Emerging Markets Equity ETF	$6	0.11%*
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[5]
Net Assets	$ 82,000,000
Holdings Count | Holding	1,771
Investment Company Portfolio Turnover	8.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$82	1,771	8.73%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective February 24, 2026, the Board of Trustees of BNY Mellon ETF Trust approved a change in the frequency of income dividend distributions of the Fund from quarterly to semi-annually.
  In addition, on May 19, 2026, BNY Mellon ETF Investment Adviser, LLC, the Fund’s Adviser, announced the Fund will undergo a forward share split at a ratio of 3-for-1. The share split will apply to shareholders of record as of the close of business on July 16, 2026 and will be payable after the close of business on July 17, 2026. Shares of the Fund will begin trading at their post-split price on July 20, 2026. A shareholder’s total investment value will not be affected by the share split.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
C000216367 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Bond ETF
Class Name	BNY Mellon Core Bond ETF
Trading Symbol	BKAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Core Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Core Bond ETF	$0	0.00%*
*	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[6]
Net Assets	$ 2,086,000,000
Holdings Count | Holding	5,075
Investment Company Portfolio Turnover	41.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,086	5,075	41.43%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/26 ) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%. Sector Allocation (Based on Net Assets)
C000216363 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon US Mid Cap Core Equity ETF
Class Name	BNY Mellon US Mid Cap Core Equity ETF
Trading Symbol	BKMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon US Mid Cap Core Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Mid Cap Core Equity ETF	$2	0.04%*
*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[7]
Net Assets	$ 621,000,000
Holdings Count | Holding	402
Investment Company Portfolio Turnover	26.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$621	402	26.91%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  On May 19, 2026, BNY Mellon ETF Investment Adviser, LLC, the Fund’s Adviser, announced the Fund will undergo a forward share split at a ratio of 3-for-1. The share split will apply to shareholders of record as of the close of business on July 16, 2026 and will be payable after the close of business on July 17, 2026. Shares of the Fund will begin trading at their post-split price on July 20, 2026. A shareholder’s total investment value will not be affected by the share split.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
C000216364 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon US Small Cap Core Equity ETF
Class Name	BNY Mellon US Small Cap Core Equity ETF
Trading Symbol	BKSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon US Small Cap Core Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Small Cap Core Equity ETF	$2	0.04%*
*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[8]
Net Assets	$ 81,000,000
Holdings Count | Holding	598
Investment Company Portfolio Turnover	28.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$81	598	28.30%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  On May 19, 2026, BNY Mellon ETF Investment Adviser, LLC, the Fund’s Adviser, announced the Fund will undergo a forward share split at a ratio of 3-for-1. The share split will apply to shareholders of record as of the close of business on July 16, 2026 and will be payable after the close of business on July 17, 2026. Shares of the Fund will begin trading at their post-split price on July 20, 2026. A shareholder’s total investment value will not be affected by the share split.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
C000216365 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity ETF
Class Name	BNY Mellon International Equity ETF
Trading Symbol	BKIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon International Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon International Equity ETF	$2	0.04%*
*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[9]
Net Assets	$ 1,208,000,000
Holdings Count | Holding	987
Investment Company Portfolio Turnover	4.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,208	987	4.13%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  On May 19, 2026, BNY Mellon ETF Investment Adviser, LLC, the Fund’s Adviser, announced the Fund will undergo a forward share split at a ratio of 3-for-1. The share split will apply to shareholders of record as of the close of business on July 16, 2026 and will be payable after the close of business on July 17, 2026. Shares of the Fund will begin trading at their post-split price on July 20, 2026. A shareholder’s total investment value will not be affected by the share split.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
C000238330 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Infrastructure Income ETF
Class Name	BNY Mellon Global Infrastructure Income ETF
Trading Symbol	BKGI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Infrastructure Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Global Infrastructure Income ETF*	$30	0.55%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 30	[10]
Expense Ratio, Percent	0.55%	[10],[11]
Net Assets	$ 982,000,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	19.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	29	19.40%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	Annualized.
[2]	Annualized.
[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.
[11]	Annualized.